Share-based payment (Details) - Schedule non-vested shares activity - $ / shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Non-Vested Share Units [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Number on Non-Vested Shares, Outstanding at beginning	23,027,399		19,809,056	17,291,560
Weighted Average Grant Date Fair Value per Share, Outstanding at beginning (in Dollars per share)	$ 0.93		$ 0.9	$ 0.96
Number on Non-Vested Shares, Forfeited			(71,494)	(772,341)
Weighted Average Grant Date Fair Value per Share, Forfeited (in Dollars per share)			$ 1.42	$ 1.6
Number on Non-Vested Shares, Transfer from non-vested shares			3,289,837	3,289,837
Weighted Average Grant Date Fair Value per Share, Transfer from non-vested shares (in Dollars per share)			$ 1.14	$ 0.64
Number on Non-Vested Shares, Outstanding at ending	23,027,399		23,027,399	19,809,056
Weighted Average Grant Date Fair Value per Share, Outstanding at ending (in Dollars per share)	$ 8.74	[1]	$ 0.93	$ 0.9
Non-Vested Share [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Number on Non-Vested Shares, Outstanding at beginning			3,289,837	5,578,012
Weighted Average Grant Date Fair Value per Share, Outstanding at beginning (in Dollars per share)			$ 1.14	$ 0.93
Number on Non-Vested Shares, Transfer to capped non-vested share units			(3,289,837)	(2,288,175)
Weighted Average Grant Date Fair Value per Share, Transfer to capped non-vested share units (in Dollars per share)			$ 1.14	$ 0.64
Number on Non-Vested Shares, Forfeited	(41,880)
Weighted Average Grant Date Fair Value per Share, Forfeited (in Dollars per share)	$ 9.05
Number on Non-Vested Shares, Outstanding at ending	671,441			3,289,837
Weighted Average Grant Date Fair Value per Share, Outstanding at ending (in Dollars per share)	$ 9.08			$ 1.14
Number on Non-Vested Shares, Grant	727,600
Weighted Average Grant Date Fair Value per Share, Grant (in Dollars per share)	$ 9.07
Number on Non-Vested Shares, Vested	(14,279)
Weighted Average Grant Date Fair Value per Share, Vested (in Dollars per share)	$ 8.52

[1]	The amount represented weighted average modification date value per share. As of modification date, the settled price was the capped price as described above.